Per Share Amounts - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Line Items]
Dividends paid on common shares		$ 77	$ 260	$ 245
Common Share [Member]
Earnings Per Share [Line Items]
Dividends paid on common shares	$ 77		$ 260	$ 245
Dividend paid per share	$ 0.0625		$ 0.2125	$ 0.20
Dividend declared but not paid		$ 0.0175
Dividends payable date		Mar. 31, 2021
Dividends payables date of record		Mar. 15, 2021
Preferred Share [Member]
Earnings Per Share [Line Items]
Dividends payable date		Mar. 31, 2021
Dividend declared but not paid to preferred shareholders		$ 8
NSRs [Member]
Earnings Per Share [Line Items]
Options excluded from diluted weighted average number of shares		31	32	34